Shareholder Report, Average Annual Return (Details) 212602_F-m Accumulator Ultrashort U.S. Treasury Fund_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		F/m Accumulator Ultrashort U.S. Treasury Fund
Average Annual Return, Percent	0.75%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.23%)